IFRS 7 Disclosures - Summary of Potential Impact on Net Income Attributed to Shareholders and MLI's MCCSR Ratio of an Immediate Parallel Change in Interest Rates (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
-50bp [Member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [Line Items]
Excluding change in market value of AFS fixed income assets held in the surplus segment	CAD (200)
From fair value changes in AFS fixed income assets held in surplus, if realized	CAD 1,100	CAD 1,000
MLI's MCCSR ratio, before impact of change in market value of AFS fixed income assets held in the surplus segment	(7.00%)	(6.00%)
MLI's MCCSR ratio, from fair value changes in AFS fixed income assets held in surplus, if realized	4.00%	1.00%
+50bp [Member]
Disclosure of Interest Rate and Spread Risk Sensitivities and Exposure Measures [Line Items]
Excluding change in market value of AFS fixed income assets held in the surplus segment	CAD 100
From fair value changes in AFS fixed income assets held in surplus, if realized	CAD (1,000)	CAD (900)
MLI's MCCSR ratio, before impact of change in market value of AFS fixed income assets held in the surplus segment	5.00%	5.00%
MLI's MCCSR ratio, from fair value changes in AFS fixed income assets held in surplus, if realized	(5.00%)	(4.00%)